Leases - Supplemental Balance Sheet and Other Information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease right-of-use assets	$ 105,240	$ 95,523
Current operating lease liabilities	22,268	22,220
Long-term operating lease liabilities	$ 79,063	$ 71,406
Weighted average remaining lease term - operating leases	6 years 9 months 18 days	6 years 11 months 1 day
Weighted average discount rate	2.85%	2.08%
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other long-term assets	Other long-term assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued And Other Liabilities, Current	Accrued And Other Liabilities, Current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other long-term liabilities	Other long-term liabilities